SCHEDULE OF ESTIMATED USEFUL LIFE (Details)	Sep. 30, 2025
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	4 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years